Consumer Advances Receivable, net (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consumer Loans Receivable [Abstract]
Current	14,606	17,019
1-30 days past due date	6,502	8,791
31-60 days past due date	4,179	3,934
61-90 days past due date	3,892	3,469
Greater than 90 days past due date	0	19,039
Consumer advances receivable	29,179	52,252
Allowance for credit losses	(9,835)	(26,397)	(2,783)
Consumer advances originated by the Company	19,344	25,855